Federated Hermes Emerging Market Debt Fund Investment Objectives and Goals - Federated Hermes Emerging Market Debt Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes Emerging Market Debt Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.The Fund has a secondary objective of capital appreciation.
Objective, Secondary [Text Block]	The Fund has a secondary objective of capital appreciation.